Related party transactions (Tables)	6 Months Ended
Sep. 30, 2021
Related party transactions
Schedule of transactions with joint arrangements and associates

	Six months ended 30 September
	2021	2020
	€m	€m
Sales of goods and services to associates	10	7
Purchase of goods and services from associates	4	3
Sales of goods and services to joint ventures	103	100
Purchase of goods and services from joint ventures	132	90
Interest income receivable from joint ventures[1]	26	29
Interest expense payable to joint ventures[2]	26	29

	30 September	31 March
	2021	2021
	€m	€m
Trade balances owed:
from associates	9	3
to associates	4	5
from joint ventures	99	88
to joint ventures	30	31
Other balances owed from associates	—	56
Other balances owed from joint ventures[1]	997	955
Other balances owed to joint ventures[2]	1,484	1,575

Notes:

1.	Amounts arise primarily through VodafoneZiggo, TPG Telecom Limited and INWIT S.p.A. Interest is charged in line with market rates.
2.	Amounts are primarily in relation to leases of tower space from INWIT S.p.A.